Operating assets and liabilities - Provisions and contingent liabilities - Provisions (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	kr 29,553	kr 24,057
Additional provisions, including increases to existing provisions	104,621	83,337
Amount used during the year	(99,244)	(79,243)
Adjustments, including unused amounts reversed during the year	148	314
Effect of exchange rate adjustment	655	1,088
At the end of the year	35,733	29,553	kr 24,057
Non-current liabilities	4,613	3,392
Current liabilities	31,120	26,161
Provisions for sales rebates
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	25,760	20,374	20,063
Additional provisions, including increases to existing provisions	102,782	82,631	63,880
Amount used during the year	(98,655)	(78,647)	(61,059)
Adjustments, including unused amounts reversed during the year	381	386	(117)
Effect of exchange rate adjustment	610	1,016	(2,393)
At the end of the year	30,878	25,760	kr 20,374
Non-current liabilities	551
Current liabilities	30,327
Provisions for legal disputes
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	1,860
Additional provisions, including increases to existing provisions	650
Amount used during the year	(4)
Adjustments, including unused amounts reversed during the year	(156)
Effect of exchange rate adjustment	25
At the end of the year	2,375	1,860
Non-current liabilities	2,375
Current liabilities	0
Provisions for product returns
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	869
Additional provisions, including increases to existing provisions	679
Amount used during the year	(424)
Adjustments, including unused amounts reversed during the year	(48)
Effect of exchange rate adjustment	6
At the end of the year	1,082	869
Non-current liabilities	300
Current liabilities	782
Other provisions
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	1,064
Additional provisions, including increases to existing provisions	510
Amount used during the year	(161)
Adjustments, including unused amounts reversed during the year	(29)
Effect of exchange rate adjustment	14
At the end of the year	1,398	kr 1,064
Non-current liabilities	1,387
Current liabilities	kr 11